Long-term debt - Interest (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 06, 2018	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Long-term debt
Interest accrued						$ 0.1
Unapproved and unpaid interest	$ 0.0						$ 0.0	$ 0.0
Surplus Notes
Long-term debt
Interest expense	$ 5.7
Interest paid						1.2	$ 1.6	$ 1.5
Senior Notes | 2018 Floating Rate Notes
Long-term debt
Interest expense				$ 1.1		0.6
Interest paid						$ 0.5
Notes Payable, Other Payables | Surplus Notes
Long-term debt
Interest expense			$ 0.6		$ 1.4
Pre-payment, penalty		$ 0.1	0.1
Interest paid			$ 0.3	$ 1.2	$ 1.2